Share-Based Compensation - Summary of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance		33,370,775
Number of options, Granted	7,500,000	37,400,000
Number of options, Forfeited		(4,139,084)
Number of options, Exercised		(1,416,600)
Number of options, Ending balance		65,215,091	33,370,775
Number of options, Vested and expect to vest, Ending balance		65,215,091
Number of options, Exercisable, Ending balance		37,750,238
Weighted average exercise price, Beginning balance		$ 0.21
Weighted average exercise price, Granted		0.0014
Weighted average exercise price, Forfeited		0.0014
Weighted average exercise price, Exercised		0.0014
Weighted average exercise price, Ending Balance		0.11	$ 0.21
Weighted average exercise price, Vested and expect to vest, Ending balance		0.11
Weighted average exercise price, Exercisable, Ending balance		$ 0.18
Weighted average remaining contract life, Beginning balance		7 years 6 months	6 years 25 days
Weighted average exercise price, Vested and expect to vest, Ending balance		7 years 6 months
Weighted average remaining contract life, Exercisable, Ending balance		6 years 2 months 26 days
Weighted average grant date fair value, Beginning balance		$ 0.88
Weighted average grant date fair value, Granted		0.05
Weighted average grant date fair value, Forfeited		0.26
Weighted average grant date fair value, Exercised		0.96
Weighted average grant date fair value, Ending balance		0.44	$ 0.88
Weighted average grant date fair value, Vested and expect to vest, Ending balance		0.44
Weighted average grant date fair value, Exercisable, Ending balance		$ 0.66
Aggregate intrinsic value, Ending balance		$ 1,570,990	$ 997,133
Aggregate intrinsic value, Vested and expect to vest, Ending balance		1,570,990
Aggregate intrinsic value, Exercisable, Ending balance		$ 880,819